SCUDDER
                                                                     INVESTMENTS


Scudder PreservationPlus Income Fund

Supplement to Prospectus Dated January 28, 2002, as revised October 17, 2002
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Effective December 23, 2002, Scudder PreservationPlus Income Fund has added
Class A shares. The following is a current list of all the fund's share classes:

o Scudder PreservationPlus Income Fund -- Investment Class (original share class)

o    Scudder PreservationPlus Income Fund -- Class A



December 23, 2002